List of shareholdings - List of shareholdings, schedule of subsidiaries or joint ventures (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Kommanditgesellschaft Deutsche Gasrusswerke GmbH & Co., Dortmund, Germany
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in joint ventures	54.00%	54.00%
Deutsche Gasrusswerke Gesellschaft mit beschränkter Haftung, Dortmund, Germany
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in joint ventures	50.00%
Orion Engineered Carbons Holdings GmbH, Frankfurt am Main, Germany
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Bondco GmbH, Frankfurt am Main, Germany
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons International GmbH, Frankfurt am Main, Germany
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Kinove Italian Bidco S.r. l., Ravenna, Italy
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons France Holdco SAS, Paris, France
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Blackstar Engineered Carbons Portugal Holdco, Unipessoal, Lda., Sines, Portugal
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons USA Holdco, LLC, Kingwood, USA
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Korea Co. Ltd., Bupyeong-gu, South Korea
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Norcarb Engineered Carbons Sweden HoldCo AB, Malmö, Sweden
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons S.r.l. Italy, Ravenna, Italy
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons S.A.S. France, Ambès, France
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Carbogal Engineered Carbons S.A. Portugal, Sines, Portugal
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons LLC USA, Kingwood, USA
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Co. Ltd., Bupyeong-gu, South Korea
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons sp. z o.o. Poland, Jaslo, Poland
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Norcarb Engineered Carbons AB Sweden, Malmö, Sweden
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Ltda. Brazil, São Paulo, Brazil
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Proprietary Limited South Africa, Port Elizabeth, South Africa
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons GmbH, Frankfurt am Main, Germany
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons KK Japan, Tokyo, Japan
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Pte. Ltd., Singapore, Singapore
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Trading Co. Ltd., Shanghai, China
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Material Technology (Shanghai) Co., Ltd., Shanghai, China
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Orion Engineered Carbons Qingdao Co., Ltd., China
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
CB International Services Company GmbH, Frankfurt am Main, Germany
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%
Carbon Black OpCo GmbH, Frankfurt am Main, Germany
Disclosure Of Subsidiaries And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiaries	100.00%